Derivatives and hedging activities (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Credit protection sold/purchased
Credit protection sold	SFr (513.9)	SFr (586.0)
Credit protection purchased	492.8	564.9
Net credit protection (sold)/purchased	(21.1)	(21.1)
Other protection purchased	94.9	114.5
Fair value of credit protection sold	6.7	7.8
Total return swaps
Credit protection sold/purchased
Credit protection sold	(10.4)	(12.6)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(79.8)	(109.2)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(336.2)	(388.2)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(97.9)	(88.6)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(62.1)	(83.5)
Credit protection purchased	59.2	80.2
Net credit protection (sold)/purchased	(2.9)	(3.3)
Other protection purchased	6.9	9.7
Fair value of credit protection sold	(1.4)	(1.1)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(451.8)	(502.5)
Credit protection purchased	433.6	484.7
Net credit protection (sold)/purchased	(18.2)	(17.8)
Other protection purchased	88.0	104.8
Fair value of credit protection sold	8.1	8.9
Investment grade
Credit protection sold/purchased
Credit protection sold	(367.4)	(428.7)
Credit protection purchased	356.5	413.9
Net credit protection (sold)/purchased	(10.9)	(14.8)
Other protection purchased	72.2	88.9
Fair value of credit protection sold	4.4	6.7
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(146.5)	(157.3)
Credit protection purchased	136.3	151.0
Net credit protection (sold)/purchased	(10.2)	(6.3)
Other protection purchased	22.7	25.6
Fair value of credit protection sold	2.3	1.1
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(305.5)	(370.4)
Credit protection purchased	293.7	353.9
Net credit protection (sold)/purchased	(11.8)	(16.5)
Other protection purchased	41.8	46.2
Fair value of credit protection sold	3.9	4.6
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(62.8)	(78.0)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(210.7)	(253.9)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(32.0)	(38.5)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(58.6)	(76.2)
Credit protection purchased	55.7	73.0
Net credit protection (sold)/purchased	(2.9)	(3.2)
Other protection purchased	6.0	8.6
Fair value of credit protection sold	(1.4)	(1.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(246.9)	(294.2)
Credit protection purchased	238.0	280.9
Net credit protection (sold)/purchased	(8.9)	(13.3)
Other protection purchased	35.8	37.6
Fair value of credit protection sold	5.3	5.7
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(219.1)	(266.5)
Credit protection purchased	210.2	254.0
Net credit protection (sold)/purchased	(8.9)	(12.5)
Other protection purchased	29.4	32.7
Fair value of credit protection sold	2.8	4.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(86.4)	(103.9)
Credit protection purchased	83.5	99.9
Net credit protection (sold)/purchased	(2.9)	(4.0)
Other protection purchased	12.4	13.5
Fair value of credit protection sold	1.1	0.1
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(208.4)	(215.6)
Credit protection purchased	199.1	211.0
Net credit protection (sold)/purchased	(9.3)	(4.6)
Other protection purchased	53.1	68.3
Fair value of credit protection sold	2.8	3.2
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(17.0)	(31.2)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(125.5)	(134.3)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(65.9)	(50.1)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(3.5)	(7.3)
Credit protection purchased	3.5	7.2
Net credit protection (sold)/purchased	0.0	(0.1)
Other protection purchased	0.9	1.1
Fair value of credit protection sold	0.0	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(204.9)	(208.3)
Credit protection purchased	195.6	203.8
Net credit protection (sold)/purchased	(9.3)	(4.5)
Other protection purchased	52.2	67.2
Fair value of credit protection sold	2.8	3.2
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(148.3)	(162.2)
Credit protection purchased	146.3	159.9
Net credit protection (sold)/purchased	(2.0)	(2.3)
Other protection purchased	42.8	56.2
Fair value of credit protection sold	1.6	2.2
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(60.1)	(53.4)
Credit protection purchased	52.8	51.1
Net credit protection (sold)/purchased	(7.3)	(2.3)
Other protection purchased	10.3	12.1
Fair value of credit protection sold	SFr 1.2	SFr 1.0